UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                                        Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment [  ];              Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL LLP
                           ------------------------
                           51 Berkeley Square
                           ------------------------
                           London, England W1 5BB
                           ------------------------
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Toby Hampden-Acton

Title:        Chief Administration and Risk Officer

Phone:        44 20 7360-1200

Signature, Place, and Date of Signing:

   /s/ Toby Hampden-Acton             London, England              NOV 2006
   ----------------------             ---------------              ---------
   [Signature]                        [City, State]                [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  Nil
                                                    ---

Form 13F Information Table Entry Total:             18
                                                    --

Form 13F Information Table Value Total:             US$358.838 million
                                                    ------------------


List of Other Included Managers:


                                                       Thames River Capital LLP

                                                      Name of Reporting Manager

                              Title of                   Value  Shares or                 Investment    Other
Name of issuer                Class        CUSIP     (x$1,000)  prn amt   SH/PRN Put/Call discretion   managers  Sole   Shared  None

BANCO BRADESCO-SPONSORED ADR  ADR          059460303       987     29,600           N/A       Y           N        Y
CHECK POINT SOFTWARE TECH     Common Stock 010824113       485     25,400           N/A       Y           N        Y
CHINA PETROLEUM & CHEM-ADR    ADR          16941R108     2,142     34,600           N/A       Y           N        Y
COMPANHIA DE BEBIDAS-PRF ADR  ADR          20441W203     5,128    113,000           N/A       Y           N        Y
CIA VALE DO RIO DOCE-ADR      ADR          204412209    65,172  3,022,800           N/A       Y           N        Y
FOMENTO ECONOMICO MEX-SP ADR  ADR          344419106     7,028     72,500           N/A       Y           N        Y
GRUPO TELEVISA SA-SPONS ADR   ADR          40049J206    24,362  1,145,900           N/A       Y           N        Y
LG.PHILIPS LCD CO LTD-ADR     ADR          50186V102     1,443     87,000           N/A       Y           N        Y
MOBILE TELESYSTEMS-SP ADR     ADR          607409109     8,385    222,000           N/A       Y           N        Y
VIMPELCOM-SP ADR              ADR          68370R109    82,075  1,354,600           N/A       Y           N        Y
PETROCHINA CO LTD -ADR        ADR          71646E100     1,077     10,000           N/A       Y           N        Y
POSCO-ADR                     ADR          693483109     1,721     26,500           N/A       Y           N        Y
TAIWAN SEMICONDUCTOR-SP ADR   ADR          874039100       514     53,559           N/A       Y           N        Y
TEVA PHARMACEUTICAL-SP ADR    ADR          881624209    50,036  1,467,762           N/A       Y           N        Y
UNIBANCO-ADR                  ADR          90458E107    72,535    980,200           N/A       Y           N        Y
UNITED MICROELECTRONICS-ADR   ADR          910873207     1,083    350,000           N/A       Y           N        Y
CIA VALE DO RIO DOCE-SP ADR   ADR          204412100    25,684  1,387,600           N/A       Y           N        Y
MAGYAR TELEKOM TELE-SPON ADR  ADR          559776109     8,982    449,100           N/A       Y           N        Y
                                                        358839